Filed pursuant to Rule 497(e)
File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated February 1, 2019

to the Statutory Prospectus for

Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P, and Administrative Class Shares of

Allianz Funds

Dated August 28, 2018 (as revised August 30, 2018) (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund” and together, the “Funds”)

Effective immediately, within the “Exchanges” subsection of the Classes of Shares section, the second paragraph is hereby restated in its entirety as follows:

Shares of one class of a Fund (excluding Class T shares) may be exchanged, at a shareholder’s option, directly for shares of another class (including Class T) of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the Prospectus (including the imposition or waiver of any sales charge or CDSC), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. From time to time, the Distributor may enter into agreements with financial intermediaries to allow them to institute, for their clients, such conversions between share classes of a Fund provided that the foregoing requirements are met. For the avoidance of doubt Class T shares may not be exchanged for shares of another class of the same Fund; however, subject to meeting eligibility and other applicable requirements, another share class of a Fund may be exchanged for Class T shares. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” in the Statement of Additional Information, and/or in this Prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A or Class T shares will be subject to a Class A or Class T sales charge as applicable unless otherwise noted below, and intra-Fund exchanges out of Class A or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class C shares are exchanged for Class A or Class T shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A or Class T sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisers as to the federal, state and local or non-U.S. tax consequences of an intra- Fund exchange. The Distributor will waive the applicable initial sales charges for intra-Fund exchanges that are initiated on behalf of shareholders by their financial intermediary.

Additional sales charge discounts and waivers will be added to Class A and Class C shares of the Funds for purchases through Raymond James & Associates, Inc., Raymond James Financial Services, Inc., & Raymond James Affiliates. Therefore, “Appendix A – Intermediary Sales Charge Discounts and Waivers” is hereby deleted and revised in its entirety as follows:

APPENDIX A

INTERMEDIARY SALES CHARGE DISCOUNTS AND WAIVERS

Specific intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the applicable Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive such waivers or discounts. Please see the section of the prospectus entitled “Classes of Shares” for more information on sales charges and waivers available for different classes.

Ameriprise Financial, Inc. (“Ameriprise Financial”), Merrill Lynch, Pierce, Fenner & Smith Inc. (“Merrill Lynch”), Morgan Stanley Smith Barney LLC (“Morgan Stanley”) and Raymond James (as defined below) have implemented a schedule of sales charge discounts and waivers, as described below. Please contact the applicable financial intermediary with any questions regarding how it applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts.

CLASS A TRANSACTIONS THROUGH AND CLASS C SHARES HELD WITH AMERIPRISE FINANCIAL

Class C Share Auto Exchange Provision

The following information applies to Class C shares you hold in an account with Ameriprise Financial:

Automatic exchange of Class C shares.  Class C shares will automatically exchange to Class A shares of the same Fund in the month of the 10-year anniversary of the purchase date.

Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Prospectus:

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

•

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

•

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that the Prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that the Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

•	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

•

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,
401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a “covered family member,” defined as an Ameriprise Financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

CLASS A AND CLASS C TRANSACTIONS THROUGH MERRILL LYNCH

Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus.

Front-end Sales Load Waivers on Class A Shares Available at Merrill Lynch

•

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

•	Shares purchased by or through a 529 Plan.

•	Shares purchased through a Merrill Lynch affiliated investment advisory program.

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.

•	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date.

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.

•	Directors or Trustees of the Funds, and employees of the Funds’ investment adviser or any of its affiliates as described in the Prospectus.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as rights of reinstatement).

CDSC Waivers on Class A and Class C Shares Available at Merrill Lynch

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the Prospectus.

•	Return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1⁄2.

•	Shares sold to pay Merrill Lynch fees, but only if the transaction is initiated by Merrill Lynch.

•	Shares acquired through a right of reinstatement.

•	Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to a transfer to a fee based account or platform (applicable to Class A and Class C shares only).

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in the Prospectus.

•

Rights of accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable).

CLASS A TRANSACTIONS THROUGH MORGAN STANLEY

Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Prospectus.

Front-end Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management

•

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.

•	Shares purchased through a Morgan Stanley self-directed brokerage account.

•

Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same Fund pursuant to Morgan Stanley Wealth Management’s share class conversion program, as maintained by Morgan Stanley Wealth Management and communicated to the Fund.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge.

CLASS A AND C TRANSACTIONS THROUGH RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC., & RAYMOND JAMES AFFILIATES (“RAYMOND JAMES”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Prospectus. Please note that clients of Raymond James holding shares of a Fund or Funds directly with the Funds’ Transfer Agent will not be eligible for the Raymond James waivers and discounts described below, but rather would be eligible for the waivers and discounts described in the Prospectus. Please speak with your Raymond James financial professional for more information.

Front-end Sales Load Waivers on Class A Shares Available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•

A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Class A and Class C Shares Available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end Load Discounts Available at Raymond James: Breakpoints, and/or Rights of Accumulation

•	Breakpoints as described in the Prospectus.

•

Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Please retain this Supplement for future reference.

Filed pursuant to Rule 497(e)

File Nos. 033-36528 and 811-06161

ALLIANZ FUNDS

Supplement Dated February 1, 2019

to the Statement of Additional Information (“SAI”)

of Allianz Funds

Dated August 28, 2018 (as supplemented thereafter)

Disclosure Relating to All Series (each, a “Fund,” and collectively, the “Funds”)

Effective immediately, within the “Purchases, Exchanges and Redemptions” subsection of the Distribution of Trust Shares section, the sixth paragraph is hereby restated in its entirety as follows:

Shares of one class of a Fund (excluding Class T shares) may be exchanged, at a shareholder’s option, directly for shares of another class (including Class T) of the same Fund (an “intra-Fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the Prospectus (including the imposition or waiver of any sales charge or CDSC), provided that the shareholder for whom the intra-Fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange. From time to time, the Distributor may enter into agreements with financial intermediaries to allow them to institute, for their clients, such conversions between share classes of a Fund provided that the foregoing requirements are met. For the avoidance of doubt Class T shares may not be exchanged for shares of another class of the same Fund; however, subject to meeting eligibility and other applicable requirements, another share class of a Fund may be exchanged for Class T shares. Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided under “Distribution of Trust Shares” above, and/or in the Prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-Fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-Fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-Fund exchanges into Class A or Class T shares will be subject to a Class A or Class T sales charge as applicable unless otherwise noted below, and intra-Fund exchanges out of Class A or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class C shares are exchanged for Class A or Class T shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A or Class T sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged. Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-Fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-Fund exchange incurs a CDSC or sales charge, Fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisers as to the federal, state and local or non-U.S. tax consequences of an intra-Fund exchange. In an intra-Fund exchange, the Distributor may, in its discretion, waive the applicable initial sales change or CDSC under certain circumstances, including situations in which a financial intermediary with which the Distributor has an agreement initiates an intra-Fund exchange on behalf of shareholders it services.

Please retain this Supplement for future reference.